Provisions (Details) € in Thousands	12 Months Ended
Dec. 31, 2022 EUR (€)
Short term provisions
Beginning balance	€ 180
Reversals	(180)
Total Provisions
Other provisions at beginning of period	180
Unused provision reversed, other provisions	(180)
Provision for tax adjustment risk in respect of payroll taxes for the years ended December 31, 2016, 2017 and 2018
Short term provisions
Beginning balance	180
Reversals	€ (180)